Other Receivables	12 Months Ended
Dec. 31, 2015
Other Receivables [Text Block]

OTHER RECEIVABLES

Other receivables consist of the following:

	December 31,
	2015	2014
Research and development tax credit receivable from the French State	419	510
Research and development subsidies receivable from the French State	112	318
Value-added taxes receivable	329	210
Other receivables from Government and public authorities	121	125
Others	37	36
Total	1,018	1,200